Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,289,515.42
Total Fee Amount	4,873.49
Total Offset Amount	0.00
Net Fee	$ 4,873.49
Offering Table N/A
Offset Table N/A	N/A